STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Income
Interest income	$ 221	$ 207
Miscellaneous income	93	52
Total income	314	259
Share of income from operating limited partnerships	339,265	0
Expenses
Professional fees	20,015	19,453
Partnership management fee	12,275	14,370
General and administrative expenses	21,637	19,843
Operating expenses	53,927	53,666
NET INCOME (LOSS)	285,652	(53,407)
Net income (loss) allocated to general partner	2,857	(534)
Net income (loss) allocated to limited partners	282,795	(52,873)
Net income (loss) per BAC (in dollars per unit)	$ 0.03	$ (0.01)
Series One [Member]
Income
Interest income	0	0
Miscellaneous income	0	0
Total income	0	0
Share of income from operating limited partnerships	0	0
Expenses
Professional fees	0	0
Partnership management fee	0	0
General and administrative expenses	0	0
Operating expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	0	0
Net income (loss) per BAC (in dollars per unit)	$ 0	$ 0
Series Two [Member]
Income
Interest income	0	0
Miscellaneous income	0	0
Total income	0	0
Share of income from operating limited partnerships	0	0
Expenses
Professional fees	0	0
Partnership management fee	0	0
General and administrative expenses	0	0
Operating expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	0	0
Net income (loss) per BAC (in dollars per unit)	$ 0	$ 0
Series Three [Member]
Income
Interest income	221	207
Miscellaneous income	93	52
Total income	314	259
Share of income from operating limited partnerships	339,265	0
Expenses
Professional fees	20,015	19,453
Partnership management fee	12,275	14,370
General and administrative expenses	21,637	19,843
Operating expenses	53,927	53,666
NET INCOME (LOSS)	285,652	(53,407)
Net income (loss) allocated to general partner	2,857	(534)
Net income (loss) allocated to limited partners	282,795	(52,873)
Net income (loss) per BAC (in dollars per unit)	$ 0.10	$ (0.02)
Series Four [Member]
Income
Interest income	0	0
Miscellaneous income	0	0
Total income	0	0
Share of income from operating limited partnerships	0	0
Expenses
Professional fees	0	0
Partnership management fee	0	0
General and administrative expenses	0	0
Operating expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	0	0
Net income (loss) per BAC (in dollars per unit)	$ 0	$ 0
Series Five [Member]
Income
Interest income	0	0
Miscellaneous income	0	0
Total income	0	0
Share of income from operating limited partnerships	0	0
Expenses
Professional fees	0	0
Partnership management fee	0	0
General and administrative expenses	0	0
Operating expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	0	0
Net income (loss) per BAC (in dollars per unit)	$ 0	$ 0
Series Six [Member]
Income
Interest income	0	0
Miscellaneous income	0	0
Total income	0	0
Share of income from operating limited partnerships	0	0
Expenses
Professional fees	0	0
Partnership management fee	0	0
General and administrative expenses	0	0
Operating expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to limited partners	$ 0	$ 0
Net income (loss) per BAC (in dollars per unit)	$ 0	$ 0